Supplement to the
Fidelity Advisor® International Small Cap Fund
Institutional Class
December 30, 2013
Summary Prospectus

Effective on or about February 28, 2014, the following information replaces similar information found under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Effective on or about February 28, 2014, the following information replaces similar information found under the heading "Portfolio Manager(s)" on page 5.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

AISCI-SUM-14-01  January 17, 2014
1.9586051.100

Supplement to the
Fidelity Advisor® International Small Cap Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Summary Prospectus

Effective on or about February 28, 2014, the following information replaces similar information found under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Effective on or about February 28, 2014, the following information replaces similar information found under the heading "Portfolio Manager(s)" on page 6.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

AISC-SUM-14-01  January 17, 2014
1.9586050.100

Supplement to the
Fidelity® International Small Cap Fund
December 30, 2013
Summary Prospectus

Effective on or about February 28, 2014, the following information replaces similar information found under the heading "Investment Adviser" beginning on page 4.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Effective on or about February 28, 2014, the following information replaces similar information found under the heading "Portfolio Manager(s)" on page 5.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

ISC-SUM-14-01  January 17, 2014
1.9586049.100